Basis of Presentation and Going Concern (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Going Concern (Details) [Line Items]
Inflation rate			100.00%
Net loss				$ (73,880,982)	$ (33,814,719)	$ (14,245,878)
Accumulated losses				(139,487,178)	$ (65,606,196)
Cash				$ 25,077,064
Forecast [Member]
Basis of Presentation and Going Concern (Details) [Line Items]
Aggregate principal amount	$ 23,000,000	$ 2,000,000